United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [ X ]; Amendment Number: 2
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 13, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:	96981 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap TR CV PFD        PFD CV           339072407      209    14816 SH       SOLE                    10574              9293
Nuevo Financing CV PFD A       PFD CV           670511203      397    14250 SH       SOLE                     9850              4400
AGL Resources Inc.             COM              001204106     1977    89500 SH       SOLE                    28400             74100
Abbott Laboratories            COM              002824100      626    15500 SH       SOLE                     8000              7500
Allegheny Energy               COM              017361106      381    29100 SH       SOLE                     2800             26300
American Express               COM              025816109     2445    78405 SH       SOLE                    27700             59205
American Int'l Group           COM              026874107     1973    36063 SH       SOLE                    10241             25822
American Tower Systems         COM              029912201      188   118000 SH       SOLE                    29300             88700
Amgen                          COM              031162100     1874    44936 SH       SOLE                    17044             33612
Astoria Financial Corp.        COM              046265104     1749    71700 SH       SOLE                    27400             51800
Atmos Energy                   COM              049560105     2032    94500 SH       SOLE                    33600             72900
Automatic Data Proc            COM              053015103      279     8020 SH       SOLE                                       8020
AvalonBay Communities          COM              053484101     2798    66932 SH       SOLE                    23596             50250
BP Amoco PLC ADR               COM              055622104      450    11286 SH       SOLE                     5394              5892
BankNorth Group, Inc.          COM              06646R107      307    12934 SH       SOLE                                      12934
BellSouth                      COM              079860102      386    21028 SH       SOLE                     9000             12028
Berkshire Hathaway CL B        COM              084670207      564      229 SH       SOLE                       42               187
Block, H & R                   COM              093671105      223     5300 SH       SOLE                     1000              4300
Chateau Communities            COM              161726104     1445    54722 SH       SOLE                    21600             41122
ChevronTexaco Corp.            COM              166764100      258     3730 SH       SOLE                      800              2930
Cintas Corp                    COM              172908105      850    20275 SH       SOLE                                      20275
Cisco Systems                  COM              17275R102      382    36466 SH       SOLE                    11800             24666
Clear Channel                  COM              184502102      417    12000 SH       SOLE                     2000             10000
Colgate Palmolive              COM              194162103      254     4700 SH       SOLE                     2000              2700
Comcast CL A                   COM              200300101      431    20200 SH       SOLE                     3800             16400
Comcast CL A SPL               COM              200300200      326    15650 SH       SOLE                     3800             11850
Costco Wholesale Corp.         COM              22160K105      382    11800 SH       SOLE                     1100             10700
Cox Communications             COM              224044107      452    18400 SH       SOLE                     8000             10400
Crown Castle Int'l             COM              228227104       88    40750 SH       SOLE                    20000             20750
Darden Restaurants             COM              237194105      315    12979 SH       SOLE                     1879             11100
Delphi Corporation             COM              247126105     1293   151200 SH       SOLE                    62500            108700
Devon Energy                   COM              25179M103     2825    58547 SH       SOLE                    15299             43248
Diebold Inc.                   COM              253651103     2778    84400 SH       SOLE                    30200             64200
DuPont                         COM              263534109     2175    60290 SH       SOLE                    16300             48490
Duke Realty Corp.              COM              264411505     1929    78350 SH       SOLE                    30250             59100
EMC Corp.                      COM              268648102       76    16700 SH       SOLE                     4800             11900
EOG Resources, Inc.            COM              26875P101     4195   116657 SH       SOLE                    34907             93750
Empire District Electric       COM              291641108      461    27300 SH       SOLE                    25000             14300
Energy East Corp.              COM              29266M109     1672    84412 SH       SOLE                    28894             68518
Exxon Mobil                    COM              30231G102      736    23076 SH       SOLE                                      23076
Fleet Boston Fin'l             COM              339030108      491    24134 SH       SOLE                    14800             16334
Fleetwood Enterprises-Fract sh COM              DDK099107        0   218890 SH       SOLE                   218890             76118
GATX Corp                      COM              361448103      952    48100 SH       SOLE                    14300             39800
General Electric               COM              369604103     2180    88457 SH       SOLE                    32400             56057
General Mills                  COM              370334104      889    20024 SH       SOLE                     4906             15118
Gillette                       COM              375766102     2616    88375 SH       SOLE                    30600             65775
Halliburton Co.                COM              406216101      592    45850 SH       SOLE                    19000             34850
Haverty Furniture              COM              419596101     3019   241500 SH       SOLE                    84400            179100
Home Depot Inc.                COM              437076102     1117    42812 SH       SOLE                     9450             33362
Honeywell Int'l                COM              438516106     1432    66100 SH       SOLE                    26900             46200
Int'l Bus Machines             COM              459200101      447     7667 SH       SOLE                     3600              4067
Intel                          COM              458140100      384    27660 SH       SOLE                     2800             24860
JP Morgan Chase & Co.          COM              46625H100      203    10673 SH       SOLE                     3000              7673
Johnson & Johnson              COM              478160104     1728    31950 SH       SOLE                     9800             22150
Kimberly-Clark                 COM              494368103     2583    45600 SH       SOLE                    16600             34000
Laclede Group Inc.             COM              505597104      471    20200 SH       SOLE                     6000             14200
Lafarge North America Inc.     COM              505862102     1643    56700 SH       SOLE                    27700             41000
Liberty Media Corp. CL A       COM              530718105      839   116900 SH       SOLE                    45300             84600
Medtronic Inc.                 COM              585055106      669    15875 SH       SOLE                     1000             14875
Merck & Co.                    COM              589331107     1531    33497 SH       SOLE                    13620             19877
Microsoft                      COM              594918104     1363    31151 SH       SOLE                     9500             21651
Motorola                       COM              620076109      302    29701 SH       SOLE                    18000             11701
National Fuel Gas              COM              636180101     1998   100550 SH       SOLE                    32600             79950
Northeast Utilities            COM              664397106     1437    85008 SH       SOLE                    18810             66198
Oracle Systems                 COM              68389X105      140    17848 SH       SOLE                    12000              5848
Paychex Inc                    COM              704326107      850    35036 SH       SOLE                     3937             31099
Peoples Energy                 COM              711030106     1108    32900 SH       SOLE                     8600             31800
Perkin Elmer                   COM              714046109      686   125800 SH       SOLE                    42700             97100
Pfizer Inc.                    COM              717081103     1413    48679 SH       SOLE                    22800             25879
Procter & Gamble               COM              742718109      259     2900 SH       SOLE                                       2900
Progress Energy                COM              743263105      202     4951 SH       SOLE                     2932              2019
Questar Corp.                  COM              748356102     2589   113350 SH       SOLE                    35800             88550
Regions Financial              COM              758940100     2852    87290 SH       SOLE                    32270             70320
Robert Mondavi CL A            COM              609200100      576    18900 SH       SOLE                     2000             16900
SCANA Corp.                    COM              80589M102     1617    62137 SH       SOLE                    23205             47932
Schering Plough                COM              806605101     1643    77050 SH       SOLE                    25850             58200
Schlumberger, Ltd.             COM              806857108     1490    38750 SH       SOLE                    12150             30600
Stryker                        COM              863667101      202     3500 SH       SOLE                                       3500
Swift Energy                   COM              870738101      394    37885 SH       SOLE                    12525             34080
Sysco                          COM              871829107      545    19200 SH       SOLE                     4000             15200
TECO Energy                    COM              872375100     1883   118600 SH       SOLE                    40400             88200
The Allstate Corp.             COM              020002101     2077    58428 SH       SOLE                    22200             43228
Travelers Prop Casualty CL A   COM              89420G109     1409   106707 SH       SOLE                    20503             86204
Verizon Communications         COM              92343V104      537    19571 SH       SOLE                     1830             17741
Visteon                        COM              92839U107      945    99739 SH       SOLE                    23900             75839
Vodafone Group PLC             COM              92857W100      171    13365 SH       SOLE                     4500              8865
Wyeth                          COM              983024100      213     6700 SH       SOLE                                       6700
Ford Motor Company             COM              345370860      213    21760 SH       SOLE                                      21760
Int'l Business Mach            COM              459200101      764    13104 SH       SOLE                    13104
Warren Bancorp Inc.            COM              934710104      719    46000 SH       SOLE                                      46000